Segment Information - Schedule of Segment Reporting Information, by Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Gross margin	$ 2,613,687	[1]	$ 3,307,465	[1]	$ 4,277,073	[1]
Gross margin, %	30.50%		31.10%		34.80%
Depreciation, depletion and amortization	476,960		475,465		471,158
Loss on write-off of property, plant and equipment	17,829		10,048		10,635
Impairment of goodwill and long-lived assets	38,310	[2]	402,355	[2]
Provision for amounts due from related parties	714,181	[3]	919,113	[3]
Operating income (loss)	(529,101)		(422,729)		1,878,241
Income (loss) from equity investees	3,589		475		304
Interest income	7,339		70,456		16,780
Intersegment interest income	58,459		49,987		126,716
Interest expense	742,042		652,665		551,302
Intersegment interest expense	58,459		49,987		126,716
Loss from discontinued operations, net of income tax	(1,358,571)	[4]	(605,839)	[4]	(28,026)	[4]
Segment assets	13,834,510		17,695,303		19,309,799
Assets of discontinued operations	147,521		2,110,897		2,554,202
Investments in equity investees	7,604		7,853		8,150
Goodwill	687,763	[5]	782,815	[5]	841,296		884,199
Capital expenditures	558,102		962,342		1,784,368
Income tax expense	53,642	[6]	192,845	[6]	366,212	[6]
Mining Segment [Member]
Segment Reporting Information [Line Items]
Loss on write-off of property, plant and equipment	16,933		7,289
Steel Segment [Member]
Segment Reporting Information [Line Items]
Loss on write-off of property, plant and equipment	896		2,163
Ferroalloy Segment [Member]
Segment Reporting Information [Line Items]
Loss on write-off of property, plant and equipment			590
Revenues from External Customers [Member]
Segment Reporting Information [Line Items]
Revenues	8,576,431		10,630,932		12,287,327
Intersegment Revenues [Member]
Segment Reporting Information [Line Items]
Revenues	1,239,412		1,358,571		1,638,780
Operating Segments [Member] | Mining Segment [Member]
Segment Reporting Information [Line Items]
Gross margin	1,467,530		1,883,350		2,821,036
Gross margin, %	44.30%		46.90%		54.40%
Depreciation, depletion and amortization	326,192		317,615		329,327
Loss on write-off of property, plant and equipment	16,933		7,289		8,225
Impairment of goodwill and long-lived assets	5,658
Provision for amounts due from related parties	1,566		22,668
Operating income (loss)	125,074		644,883		1,645,602
Income (loss) from equity investees	3,729		475		304
Interest income	2,766		50,599		8,864
Intersegment interest income	49,343		47,875		120,503
Interest expense	382,904		281,987		311,913
Intersegment interest expense	1,165		190		197
Loss from discontinued operations, net of income tax					1,609
Segment assets	10,000,696		9,680,652		10,137,389
Assets of discontinued operations
Investments in equity investees	7,388		7,475		8,150
Goodwill	438,640		478,636		451,620
Capital expenditures	336,712		612,226		1,209,742
Income tax expense	30,814		153,926		302,036
Operating Segments [Member] | Steel Segment [Member]
Segment Reporting Information [Line Items]
Gross margin	820,298		1,041,224		1,128,323
Gross margin, %	15.80%		15.60%		15.20%
Depreciation, depletion and amortization	135,226		140,973		125,968
Loss on write-off of property, plant and equipment	896		2,163		1,965
Impairment of goodwill and long-lived assets	4,509		378,462
Provision for amounts due from related parties	698,975		896,445
Operating income (loss)	(638,100)		(1,119,886)		205,152
Income (loss) from equity investees	(140)
Interest income	4,497		19,777		7,669
Intersegment interest income	8,624		2,112		4,144
Interest expense	323,017		338,616		222,886
Intersegment interest expense	35,618		42,121		97,462
Loss from discontinued operations, net of income tax	(185,286)		(258,740)		(9,607)
Segment assets	3,162,673		5,649,965		6,418,649
Assets of discontinued operations	147,521		425,695		675,508
Investments in equity investees	216		378
Goodwill	11,288		16,460		111,572
Capital expenditures	211,529		334,432		538,509
Income tax expense	9,103		30,827		51,136
Operating Segments [Member] | Ferroalloy Segment [Member]
Segment Reporting Information [Line Items]
Gross margin	23,025		29,368		50,195
Gross margin, %	19.60%		27.50%		36.80%
Depreciation, depletion and amortization	6,032		6,214		4,000
Loss on write-off of property, plant and equipment			590		445
Impairment of goodwill and long-lived assets			23,893
Provision for amounts due from related parties	854
Operating income (loss)	(482)		(26,618)		30,208
Income (loss) from equity investees
Interest income	12		44		41
Intersegment interest income	492				2,069
Interest expense	10,168		13,479		8,111
Intersegment interest expense	5,118		1,887		19,865
Loss from discontinued operations, net of income tax	(1,149,193)		(186,061)		60,721
Segment assets	298,818		1,880,848		2,197,330
Assets of discontinued operations			1,625,979		1,711,877
Investments in equity investees
Goodwill	89,525		96,471		97,621
Capital expenditures	4,645		5,940		23,117
Income tax expense	2,818		5,517		6,485
Operating Segments [Member] | Power Segment [Member]
Segment Reporting Information [Line Items]
Gross margin	305,783		305,943		307,836
Gross margin, %	25.70%		25.80%		26.30%
Depreciation, depletion and amortization	9,510		10,663		11,863
Loss on write-off of property, plant and equipment			6
Impairment of goodwill and long-lived assets	28,143
Provision for amounts due from related parties	12,786
Operating income (loss)	(12,644)		31,312		27,596
Income (loss) from equity investees
Interest income	64		36		206
Intersegment interest income
Interest expense	25,953		18,583		8,392
Intersegment interest expense	16,558		5,789		9,192
Loss from discontinued operations, net of income tax	(24,092)		(161,038)		(80,749)
Segment assets	372,323		483,838		556,431
Assets of discontinued operations			59,223		166,817
Investments in equity investees
Goodwill	148,310		191,248		180,483
Capital expenditures	5,216		9,744		13,000
Income tax expense	10,907		2,575		6,555
Operating Segments [Member] | Revenues from External Customers [Member] | Mining Segment [Member]
Segment Reporting Information [Line Items]
Revenues	2,784,099		3,383,786		4,333,381
Operating Segments [Member] | Revenues from External Customers [Member] | Steel Segment [Member]
Segment Reporting Information [Line Items]
Revenues	4,956,215		6,421,540		7,128,393
Operating Segments [Member] | Revenues from External Customers [Member] | Ferroalloy Segment [Member]
Segment Reporting Information [Line Items]
Revenues	81,548		68,367		87,879
Operating Segments [Member] | Revenues from External Customers [Member] | Power Segment [Member]
Segment Reporting Information [Line Items]
Revenues	754,569		757,239		737,674
Operating Segments [Member] | Intersegment Revenues [Member] | Mining Segment [Member]
Segment Reporting Information [Line Items]
Revenues	525,201		627,836		853,031
Operating Segments [Member] | Intersegment Revenues [Member] | Steel Segment [Member]
Segment Reporting Information [Line Items]
Revenues	242,666		263,739		305,302
Operating Segments [Member] | Intersegment Revenues [Member] | Ferroalloy Segment [Member]
Segment Reporting Information [Line Items]
Revenues	35,907		38,458		48,688
Operating Segments [Member] | Intersegment Revenues [Member] | Power Segment [Member]
Segment Reporting Information [Line Items]
Revenues	435,638		428,538		430,759
Eliminations [Member]
Segment Reporting Information [Line Items]
Gross margin	(2,949)		47,580		(30,317)
Operating income (loss)	$ (2,949)		$ 47,580		$ (30,317)

[1]	See Note 24
[2]	See Note 23
[3]	See Note 9
[4]	See Note 3(c)
[5]	See Note 3(e)
[6]	See Note 19